Borrowings and leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) banks	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	€ (146,000,000)	€ 15,000,000
Borrowings, unamortised financing fees	33,000,000	42,000,000
Interest expense on lease liabilities	14,000,000	10,000,000	€ 4,000,000
Borrowings	11,907,000,000	13,140,000,000
Cash received from income on the cross currency swap	32,000,000	27,000,000	24,000,000
Cash outflow for leases	167,000,000	149,000,000	120,000,000
Fair value hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	1,165,000,000	166,000,000	€ 0
Borrowings	1,019,000,000	173,000,000
Multi-currency credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,950,000,000	€ 1,950,000,000
Number of credit facility banks | banks	13
Borrowings	€ 0
Euro Denominated Bonds | Interest rate swap | Fair value hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	1,000,000,000
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	€ (130,000,000)